Variable Interest Entities	12 Months Ended
Dec. 31, 2013
Variable Interest Entities [Abstract]
Variable Interest Entity [Text Block]
26. Variable Interest Entities
The Company, in the normal course of business, engages in certain activities that involve VIEs, which are legal entities that lack sufficient equity to finance their activities, or the equity investors of the entities as a group lack any of the characteristics of a controlling interest. The primary beneficiary of a VIE is generally the enterprise that has both the power to direct the activities most significant to the economic performance of the VIE and the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. The Company evaluates its interest in certain entities to determine if these entities meet the definition of a VIE and whether the Company is the primary beneficiary and should consolidate the entity based on the variable interests it held both at inception and when there is a change in circumstances that require a reconsideration. If the Company is determined to be the primary beneficiary of a VIE, it must account for the VIE as a consolidated subsidiary. If the Company is determined not to be the primary beneficiary of a VIE but holds a variable interest in the entity, such variable interests are accounted for under accounting standards as deemed appropriate.
Non-Consolidated VIEs
The table below summarizes select information related to variable interests held by the Company at December 31, 2013 and 2012:

	2013		2012
Non-consolidated VIEs	Total Assets	Maximum Exposure	Total Assets	Maximum Exposure
Loans provided to VIEs	$150,749	$150,749	$185,000	$185,000
On-balance-sheet securitizations	50,534	50,534	99,121	99,121
Debt securities	1,219,915	1,219,915	1,757,858	1,757,858

Loans Provided to VIEs
The Company has provided funding to certain unconsolidated VIEs sponsored by third parties. These VIEs are generally established to finance certain small business loans originated by third parties and are not considered to have significant equity at risk. The entities are primarily funded through the issuance of a loan from the Company and a certified development company (CDC). The Company's loan is secured by a first lien. Although the Company retains the servicing rights to the loan, the Company is unable to unilaterally make all decisions necessary to direct the activities that most significantly impact the VIE; therefore, the Company is not the primary beneficiary. The principal risk to which these entities are exposed is credit risk related to the underlying assets. The loans to these VIEs are included in the Company’s overall analysis of the allowance for loan and lease losses (ALLL) and reserve for unfunded commitments, respectively. The Company does not provide any implicit or explicit liquidity guarantees or principal value guarantees to these VIEs. The Company records the commercial real estate loans on its consolidated balance sheet as loans held for investment.
On-Balance Sheet Securitizations
The Company engages in on-balance-sheet securitizations which are securitizations that do not qualify for sales treatment; thus, the assets remain on the Company’s consolidated balance sheet. The Company securitizes mortgage loans generally through a GSE, such as GNMA, Fannie Mae (FNMA) or Freddie Mac (FHLMC) (U.S. agency-sponsored mortgages). Occasionally, the Company will transfer conforming residential mortgages to GNMA in exchange for mortgage-backed securities. The Company maintains effective control over pools of transferred assets that remain unsold at the end of the period. Accordingly, the Company has not recorded these transfers as sales. These transferred assets are recorded in the consolidated balance sheet as loans held for sale.
Debt Securities
All MBS, CMO and ABS securities owned by the Company are issued through VIEs. The related VIEs were not consolidated, as the Company was not determined to be the primary beneficiary because, as only a holder of investments issued by the VIE, the Company does not have the power to direct the activities of the VIE that most significantly impact the entity’s economic performance. See Note 5 for information related to available for sale and held to maturity securities.
Mortgage Securitizations
The Company provides a variety of mortgage loan products to a diverse customer base. Once originated, the Company often securitizes these loans through the use of VIEs. These VIEs are funded through the issuance of trust certificates backed solely by the transferred assets. These mortgage loan securitizations are non-recourse except in accordance with the Company's standard obligations under representations and warranties. Thereby, the transaction effectively transfers the risk of future credit losses to the purchasers of the securities issued by the trust. The Company generally retains the servicing rights of the transferred assets but does not retain any other interest in the entities.
As noted above, the Company securitizes mortgage loans through government-sponsored entities or through private label (non-agency sponsored) securitizations. The Company is not the primary beneficiary of its U.S. agency-sponsored mortgage securitizations, because the Company does not have the power to direct the activities of the VIE that most significantly impact the entity’s economic performance. Therefore, the Company does not consolidate these U.S. agency-sponsored mortgage securitizations. Additionally, the Company does not consolidate VIEs of private label securitizations. Although the Company is the servicer of the VIE, the servicing relationship is deemed to be a fiduciary relationship and, therefore, the Company is not deemed to be the primary beneficiary of the entity. Refer to Note 6 for information related to sales of residential mortgage receivables and Note 9 for information related to mortgage servicing rights.